INTANGIBLES - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 60
2025	60
2026	60
2027	11
Net	$ 191	$ 252